Cryptocurrencies - Schedule of Cryptocurrencies (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cryptocurrencies [Abstract]
Beginning balance	$ 32,143,476	$ 116,081,331	$ 1,270,806
Adoption of ASC 2023-08			39,996
Cryptocurrencies mined	49,209,435	103,868,145	37,003,196
Cryptocurrencies from mining machine revenue	14,484,765	182,574,508	199,456,358
Cryptocurrencies from hosting revenue	2,685,275	6,089,364	316,626
Cryptocurrencies paid to mining pool participants	(5,618,035)	(58,269,299)	(23,765,150)
Disposal of cryptocurrencies	(59,515,915)	(280,951,961)	(84,426,550)
Cryptocurrencies received from repayment from related parties	101,336
Cryptocurrencies lent to third party	(5,000,000)
Cryptocurrencies received from repayment from third party	5,197,014
Cryptocurrencies received from (invested in) short-term investments, net	16,631,859	(12,539,871)
Cryptocurrencies paid to settle futures contracts, net	(560,492)	(726,746)
Cryptocurrencies used for payments of dividends	(949,000)	(5,000,000)
Cryptocurrencies used for payments of employee compensation	(1,172,391)	(969,477)	(10,264,540)
Cryptocurrencies used for payments of expenses	(4,377,234)	(7,329,446)	(3,418,735)
Cryptocurrencies used for payments of accounts payable		(1,802,802)	(292,684)
Cryptocurrency paid to related party		(433,833)	(150,714)
Cryptocurrency received to settle other receivables	2,546,315
Change in fair value	(23,355,675)	(8,446,437)	312,722
Ending balance	$ 22,450,733	$ 32,143,476	$ 116,081,331